Consolidated statements of financial position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,114,860,000	$ 600,462,000
Short-term investments	99,603,000	0
Accounts receivable	360,312,000	346,800,000
Current tax assets	11,974,000	2,579,000
Inventories	843,989,000	826,863,000
Supplies and prepaid expenses	169,339,000	145,390,000
Current portion of long-term receivables, investments and other	39,138,000	1,093,000
Total current assets	2,639,215,000	1,923,187,000
Property, plant and equipment	3,325,077,000	3,286,515,000
Intangible assets	36,162,000	39,822,000
Long-term receivables, investments and other	647,245,000	595,896,000
Investment in equity-accounted investees	2,987,126,000	3,218,456,000
Deferred tax assets	666,457,000	843,131,000
Total non-current assets	7,662,067,000	7,983,820,000
Total assets	10,301,282,000	9,907,007,000
Current liabilities
Accounts payable and accrued liabilities	871,355,000	619,035,000
Current tax liabilities	16,516,000	21,225,000
Current portion of long-term debt	0	285,707,000
Current portion of other liabilities	134,667,000	221,820,000
Current portion of provisions	47,648,000	37,974,000
Total current liabilities	1,070,186,000	1,185,761,000
Long-term debt	996,348,000	995,583,000
Other liabilities	377,955,000	363,497,000
Provisions	953,415,000	997,833,000
Total non-current liabilities	2,327,718,000	2,356,913,000
Shareholders' equity
Share capital	2,938,235,000	2,935,367,000
Contributed surplus	211,412,000	210,784,000
Retained earnings	3,608,778,000	3,099,264,000
Other components of equity	144,938,000	118,892,000
Total shareholders' equity attributable to equity holders	6,903,363,000	6,364,307,000
Non-controlling interest	15,000	26,000
Total shareholders' equity	6,903,378,000	6,364,333,000
Total liabilities and shareholders' equity	$ 10,301,282,000	$ 9,907,007,000